	VEST U.S. LARGE CAP 10% BUFFER STRATEGIES FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
				Shares		Value
12.44%	EXCHANGE TRADED FUND
12.44%	LARGE CAP
	SPDR S&P 500 ETF Trust			181,500		$109,230,330
12.44%	TOTAL EXCHANGE TRADED FUND					109,230,330
38.79%	OPTIONS PURCHASED
		Number of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
37.85%	CALL
	SPDR S&P 500 ETF	636	38,275,752	0.01	06/18/2025	38,214,193
	SPDR S&P 500 ETF	773	46,520,686	0.01	07/15/2026	46,156,653
	SPDR S&P 500 ETF	763	45,918,866	0.01	11/19/2025	45,753,328
	SPDR S&P 500 ETF	666	40,081,212	0.01	01/20/2027	39,767,573
	SPDR S&P 500 ETF	998	60,061,636	0.01	03/20/2025	60,070,994
	SPDR S&P 500 ETF	818	49,228,876	0.01	04/21/2027	48,843,660
	SPDR S&P 500 ETF	897	53,983,254	0.01	07/21/2027	53,560,841
						332,367,242
0.94%	PUT
	SPDR S&P 500 ETF	604	36,349,928	592.78	01/21/2026	1,533,670
	SPDR S&P 500 ETF	604	36,349,928	497.21	02/20/2025	11,213
	SPDR S&P 500 ETF	604	36,349,928	560.62	08/20/2025	721,354
	SPDR S&P 500 ETF	604	36,349,928	590.5	11/19/2025	1,336,464
	SPDR S&P 500 ETF	604	36,349,928	586.28	12/17/2025	1,345,990
	SPDR S&P 500 ETF	604	36,349,928	582.3	10/15/2025	1,127,639
	SPDR S&P 500 ETF	604	36,349,928	500.55	04/16/2025	87,428
	SPDR S&P 500 ETF	604	36,349,928	556.94	07/16/2025	578,197
	SPDR S&P 500 ETF	604	36,349,928	561.4	09/17/2025	805,061
	SPDR S&P 500 ETF	604	36,349,928	548.49	06/18/2025	421,014
	SPDR S&P 500 ETF	604	36,349,928	520.48	03/19/2025	59,314
	SPDR S&P 500 ETF	604	36,349,928	529.78	05/21/2025	245,008
						8,272,352
38.79%	TOTAL OPTIONS PURCHASED					340,639,594
	VEST U.S. LARGE CAP 10% BUFFER STRATEGIES FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
				Shares		Value
0.03%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 4.250%(B)			221,763		$221,763
51.26%	TOTAL INVESTMENTS					450,091,687
48.74%	Other assets, net of liabilities					427,936,718
100.00%	NET ASSETS					$878,028,405
	(A)Non-income producing
	(B)Effective 7 day yield as of January 31,2025
	See Notes to Schedule of Investments.
	SHORT INVESTMENTS
		Number of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
(1.36%) OPTIONS WRITTEN
(0.88%) CALL
	SPDR S&P 500 ETF	604	(36,349,928)	588.67	02/20/2025	(1,058,411)
	SPDR S&P 500 ETF	604	(36,349,928)	596.23	04/16/2025	(1,248,815)
	SPDR S&P 500 ETF	604	(36,349,928)	645.17	08/20/2025	(634,050)
	SPDR S&P 500 ETF	604	(36,349,928)	667.69	10/15/2025	(447,665)
	SPDR S&P 500 ETF	604	(36,349,928)	674.65	11/19/2025	(486,432)
	SPDR S&P 500 ETF	604	(36,349,928)	684.48	12/17/2025	(445,411)
	SPDR S&P 500 ETF	604	(36,349,928)	648.78	07/16/2025	(384,479)
	SPDR S&P 500 ETF	604	(36,349,928)	639.21	09/17/2025	(919,168)
	SPDR S&P 500 ETF	604	(36,349,928)	637.67	06/18/2025	(469,681)
	SPDR S&P 500 ETF	604	(36,349,928)	611.2	03/19/2025	(490,750)
	SPDR S&P 500 ETF	604	(36,349,928)	683.05	01/21/2026	(563,849)
	SPDR S&P 500 ETF	604	(36,349,928)	625.8	05/21/2025	(562,267)
						(7,710,978)
VEST U.S. LARGE CAP 10% BUFFER STRATEGIES FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
			Shares		Value
(0.48%) PUT
SPDR S&P 500 ETF	604	(36,349,928)	504.56	08/20/2025 $	(350,586)
SPDR S&P 500 ETF	604	(36,349,928)	531.45	11/19/2025	(691,981)
SPDR S&P 500 ETF	604	(36,349,928)	527.65	12/17/2025	(715,179)
SPDR S&P 500 ETF	604	(36,349,928)	524.07	10/15/2025	(563,012)
SPDR S&P 500 ETF	604	(36,349,928)	450.49	04/16/2025	(48,426)
SPDR S&P 500 ETF	604	(36,349,928)	501.25	07/16/2025	(263,197)
SPDR S&P 500 ETF	604	(36,349,928)	505.26	09/17/2025	(400,337)
SPDR S&P 500 ETF	604	(36,349,928)	493.64	06/18/2025	(190,131)
SPDR S&P 500 ETF	604	(36,349,928)	447.49	02/19/2025	(5,099)
SPDR S&P 500 ETF	604	(36,349,928)	468.43	03/19/2025	(29,704)
SPDR S&P 500 ETF	604	(36,349,928)	533.5	01/21/2026	(823,184)
SPDR S&P 500 ETF	604	(36,349,928)	476.8	05/21/2025	(111,757)
					(4,192,593)
(1.36%) TOTAL OPTIONS WRITTEN					(11,903,571)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of January 31, 2025:
	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
EXCHANGE TRADED FUND		$109,230,330			$109,230,330
OPTIONS PURCHASED			$340,639,594		$340,639,594
MONEY MARKET FUND		$221,763			$221,763
TOTAL INVESTMENTS		$109,452,093	$340,639,594		$450,091,687
OPTIONS WRITTEN			$(11,903,571)		$(11,903,571)
TOTAL SHORT INVESTMENTS			$(11,903,571)		$(11,903,571)

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $344,288,062, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$104,394,443
Gross unrealized depreciation	(10,494,389)
Net unrealized appreciation $	93,900,054